SUMMARY OF MOVEMENTS IN PREFERENCE SHARES (Details) $ in Thousands										12 Months Ended
	Dec. 30, 2022 shares	Oct. 26, 2022 shares	Sep. 30, 2022 shares	Mar. 31, 2022 shares	Mar. 24, 2022 HKD ($)	Feb. 15, 2022 shares	Dec. 09, 2021 HKD ($)	Nov. 10, 2021 shares	Mar. 05, 2021 shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 HKD ($) shares	Dec. 31, 2021 HKD ($) shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance, value											$ 135,785,000	$ 160,098,000
Issuance of ordinary shares upon conversion of convertible notes, shares | shares	29,807,692	357,692	119,230	17,884,614		2,384,615		20,865,383	5,961,538
Issuance of ordinary shares upon conversion of convertible notes					$ 236,270,000		$ 236,270,000				32,861,000	17,437,000
BALANCE, December 31, 2022 (US$’000)										$ 43,928	$ 342,640,000	$ 135,785,000
Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance, shares | shares
Beginning balance, value
Issuance of ordinary shares upon conversion of convertible notes, shares | shares										323,657,534	323,657,534
Issue of preference shares upon conversion of promissory note											$ 3,236,000
Issuance of ordinary shares upon conversion of convertible notes
Ending balance, shares | shares										323,657,534	323,657,534
BALANCE, December 31, 2022 (US$’000)										$ 415	$ 3,236,000
Preferred Stock Including Additional Paid in Capital [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance, value
Issuance of ordinary shares upon conversion of convertible notes											181,249,000
BALANCE, December 31, 2022 (US$’000)											$ 181,249,000